SCHEDULE OF SIGNIFICANT CHANGES IN CONTRACT LIABILITIES (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Subsequent Events [Abstract]
Balance	$ 54,410
Contracts with customers entered during the period
Contracts with customers canceled during the period	(54,410)
Balance